Fair value measurements (Tables)	6 Months Ended
Jun. 30, 2018
Fair Value Disclosures [Abstract]
Summary of Assets Measured at Fair Value on Recurring Basis

Assets measured at fair value on a recurring basis based on Level 1, Level 2 and Level 3 fair value measurement criteria as of June 30, 2018 are as follows (in thousands):

		Fair Value Measurements Using
	Total	Level 1	Level 2	Level 3
Money market funds and U.S. Treasury Securities, included in cash and cash equivalents	$30,513	$30,513	$-	$-
U.S. Treasury Securities	69,785	39,862	29,923	-
	$100,298	$70,375	$29,923	$-